UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 223.6	$ 379.7
Restricted cash	1.0	1.0
Prepaid expenses	12.8	8.3
Deferred costs	27.5	29.3
Total short-term accrued revenue	108.2	132.9
Other current assets	27.3	23.1
Total current assets	596.8	768.4
Non-current assets
Property, plant and equipment	1.8	2.0
Jack-up drilling rigs, net	3,036.5	2,742.7
Equity method investments	10.3	11.8
Other non-current assets	50.9	100.7
Total non-current assets	3,099.5	2,857.2
Total assets	3,696.3	3,625.6
Current liabilities
Trade payables	61.6	33.8
Accrued expenses	89.1	76.0
Short-term accrued interest	21.0	31.2
Short-term debt	0.0	129.3
Short-term deferred revenue	21.6	24.2
Other current liabilities	42.4	56.2
Total current liabilities	235.7	350.7
Non-current liabilities
Long-term debt	2,485.3	2,021.0
Long-term deferred revenue	12.2	29.5
Other non-current liabilities	1.5	1.8
Total non-current liabilities	2,499.0	2,052.3
Total liabilities	2,734.7	2,403.0
Commitments and contingencies	0.0	0.0
Shareholders’ Equity
Common shares of par value $0.10 per share: authorized 365,000,000 (2025: 365,000,000) shares, issued 315,400,000 (2025: 315,400,000) shares and outstanding 308,512,741 (2025: 307,215,419) shares	31.6	31.6
Treasury shares	(6.4)	(18.1)
Additional paid in capital	519.6	521.9
Contributed surplus	1,919.0	1,919.0
Accumulated deficit	(1,502.2)	(1,231.8)
Total equity	961.6	1,222.6
Total liabilities and equity	3,696.3	3,625.6
Nonrelated party
Current assets
Trade receivables, net	192.5	191.8
Related party revenue
Current assets
Trade receivables, net	$ 3.9	$ 2.3